Subordinated liabilities (Tables)	6 Months Ended
Jun. 30, 2020
13. Subordinated liabilities
Subordinated liabilities
13. Subordinated liabilities
	Half year ended	Year ended
	30.06.20	31.12.19
	£m	£m
Opening balance as at 1 January	18,156	20,559
Issuances	580	1,352
Redemptions	(296)	(3,248)
Other	1,446	(507)
Closing balance	19,886	18,156